Cash Flow Information (Tables)	12 Months Ended
Mar. 31, 2017
Cash Payments	Cash payments during fiscal 2015, 2016 and 2017 are as follows:

	Millions of yen
	2015	2016	2017
Cash payments:
Interest	¥76,755	¥77,321	¥71,280
Income taxes, net	83,462	31,046	50,813